Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
We consider the carrying amounts of cash and cash equivalents and other current assets and current liabilities (not including current portion of long-term debt) to approximate their fair values because of the relatively short period of time between the origination of these instruments and their expected realization or payment. For our financial instruments measured at fair value on a recurring basis, we prioritize the inputs used in measuring fair value according to a three-tier fair value hierarchy as follows:
Level 1 — Observable Inputs. Level 1 financial instruments are actively traded and therefore the fair value for these securities is based on quoted market prices on one or more securities exchanges.
Level 2 — Directly or Indirectly Observable Inputs. Level 2 financial instruments are traded frequently though not necessarily daily. Fair value for these investments is determined using a market approach based on quoted prices for similar securities in active markets or quoted prices for identical securities in inactive markets.
Level 3 — Unobservable Inputs. Level 3 financial instruments are valued using unobservable inputs that represent management's best estimate of what market participants would use in pricing the financial instrument at the measurement date. Our Level 3 financial instruments include derivative financial instruments.
Derivative financial instruments include the 1.125% Call Option derivative asset and the 1.125% Conversion Option derivative liability. These derivatives are not actively traded and are valued based on an option pricing model that uses observable and unobservable market data for inputs. Significant market data inputs used to determine fair value as of June 30, 2016 included the price of our common stock, the time to maturity of the derivative instruments, the risk-free interest rate, and the implied volatility of our common stock. As described further in Note 11, “Derivatives,” the 1.125% Call Option asset and the 1.125% Conversion Option liability were designed such that changes in their fair values would offset, with minimal impact to the consolidated statements of income. Therefore, the sensitivity of changes in the unobservable inputs to the option pricing model for such instruments is mitigated.
The changes in fair value of Level 3 financial instruments were insignificant to our results of operations for the six months ended June 30, 2016.
Our financial instruments measured at fair value on a recurring basis at June 30, 2016, were as follows:

	Total	Level 1	Level 2	Level 3
	(In millions)
Corporate debt securities	$1,345	$—	$1,345	$—
Government-sponsored enterprise securities (GSEs)	196	196	—	—
Municipal securities	180	—	180	—
U.S. treasury notes	108	108	—	—
Asset-backed securities	71	—	71	—
Certificates of deposit	68	—	68	—
Subtotal - current investments	1,968	304	1,664	—
1.125% Call Option derivative asset	226	—	—	226
Total assets measured at fair value on a recurring basis	$2,194	$304	$1,664	$226

1.125% Conversion Option derivative liability	$226	$—	$—	$226
Total liabilities measured at fair value on a recurring basis	$226	$—	$—	$226
Our financial instruments measured at fair value on a recurring basis at December 31, 2015, were as follows:

	Total	Level 1	Level 2	Level 3
	(In millions)
Corporate debt securities	$1,184	$—	$1,184	$—
GSEs	211	211	—	—
Municipal securities	185	—	185	—
U.S. treasury notes	78	78	—	—
Asset-backed securities	63	—	63	—
Certificates of deposit	80	—	80	—
Subtotal - current investments	1,801	289	1,512	—
1.125% Call Option derivative asset	374	—	—	374
Total assets measured at fair value on a recurring basis	$2,175	$289	$1,512	$374

1.125% Conversion Option derivative liability	$374	$—	$—	$374
Total liabilities measured at fair value on a recurring basis	$374	$—	$—	$374

Fair Value Measurements – Disclosure Only
The carrying amounts and estimated fair values of our senior notes, which are classified as Level 2 financial instruments, are indicated in the following table.

	June 30, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In millions)
5.375% Notes	$690	$702	$689	$700
1.125% Convertible Notes	460	742	448	865
1.625% Convertible Notes	278	329	273	365
	$1,428	$1,773	$1,410	$1,930

Fair Value Measurements
We consider the carrying amounts of cash and cash equivalents and other current assets and current liabilities (not including derivatives and current portion of long-term debt) to approximate their fair values because of the relatively short period of time between the origination of these instruments and their expected realization or payment. For our financial instruments measured at fair value on a recurring basis, we prioritize the inputs used in measuring fair value according to a three-tier fair value hierarchy as follows:
Level 1 — Observable Inputs
Level 1 financial instruments are actively traded and therefore the fair value for these securities is based on quoted market prices on one or more securities exchanges.
Level 2 — Directly or Indirectly Observable Inputs
Level 2 financial instruments are traded frequently though not necessarily daily. Fair value for these investments is determined using a market approach based on quoted prices for similar securities in active markets or quoted prices for identical securities in inactive markets.
Level 3 — Unobservable Inputs
Level 3 financial instruments are valued using unobservable inputs that represent management's best estimate of what market participants would use in pricing the financial instrument at the measurement date. Our Level 3 financial instruments include the following:
Derivative financial instruments. Derivative financial instruments include the 1.125% Call Option derivative asset and the 1.125% Conversion Option derivative liability. These derivatives are not actively traded and are valued based on an option pricing model that uses observable and unobservable market data for inputs. Significant market data inputs used to determine fair value as of December 31, 2015 included the price of our common stock, the time to maturity of the derivative instruments, the risk-free interest rate, and the implied volatility of our common stock. As described further in Note 13, "Derivatives," the 1.125% Call Option asset and the 1.125% Conversion Option liability were designed such that changes in their fair values would offset, with minimal impact to the consolidated statements of income. Therefore, the sensitivity of changes in the unobservable inputs to the option pricing model for such instruments is mitigated. The changes in Level 3 instruments for the year ended December 31, 2015 were insignificant.
Our financial instruments measured at fair value on a recurring basis at December 31, 2015, were as follows:

	Total	Level 1	Level 2	Level 3
	(In millions)
Corporate debt securities	$1,184	$—	$1,184	$—
Government-sponsored enterprise securities (GSEs)	211	211	—	—
Municipal securities	185	—	185	—
Certificates of deposit	80	—	80	—
U.S. treasury notes	78	78	—	—
Asset-backed securities	63	—	63	—
Subtotal - current investments	1,801	289	1,512	—
1.125% Call Option derivative asset	374	—	—	374
Total assets measured at fair value on a recurring basis	$2,175	$289	$1,512	$374

1.125% Conversion Option derivative liability	$374	$—	$—	$374
Total liabilities measured at fair value on a recurring basis	$374	$—	$—	$374
Our financial instruments measured at fair value on a recurring basis at December 31, 2014, were as follows:

	Total	Level 1	Level 2	Level 3
	(In millions)
Corporate debt securities	$641	$—	$641	$—
GSEs	122	122	—	—
Municipal securities	127	—	127	—
Certificates of deposit	69	—	69	—
U.S. treasury notes	60	60	—	—
Subtotal - current investments	1,019	182	837	—
1.125% Call Option derivative asset	329	—	—	329
Total assets measured at fair value on a recurring basis	$1,348	$182	$837	$329

1.125% Conversion Option derivative liability	$329	$—	$—	$329
Total liabilities measured at fair value on a recurring basis	$329	$—	$—	$329

Fair Value Measurements – Disclosure Only
The carrying amounts and estimated fair values of our senior notes, which are classified as Level 2 financial instruments, are indicated in the following table. Fair value for these securities is determined using a market approach based on quoted prices for similar securities in active markets or quoted prices for identical securities in inactive markets. As described in Note 2, "Significant Accounting Policies," the carrying amount of debt has been reduced by deferred issuance costs for all periods presented.

	December 31, 2015		December 31, 2014
	Carrying	Total Fair Value	Carrying	Total Fair Value
	Amount		Amount
	(In millions)
5.375% Notes	$689	$700	$—	$—
1.125% Convertible Notes	448	865	426	767
1.625% Convertible Notes	273	365	264	337
	$1,410	$1,930	$690	$1,104